Notes Related to the Consolidated Statement of Income (Loss) - Summary of Stock Options (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2018 shares	Dec. 31, 2018 shares Tranche	Dec. 31, 2017 shares Tranche	Dec. 31, 2016 shares Tranche
Disclosure of detailed information of operating income [line items]
Grant of stock-options	97,203
SO plan [Member]
Disclosure of detailed information of operating income [line items]
Grant of stock-options		24,000	119,403	95,499
Number of stock options forfeited		0	25,839	28,500
Number of tranches | Tranche		2	2	2
Maximum number of new shares that can be issued as of December 31, 2018		24,000	93,564	66,999
Tranche One | SO plan [Member]
Disclosure of detailed information of operating income [line items]
Vesting period		2 years	2 years	2 years
Tranche Two [Member] | SO plan [Member]
Disclosure of detailed information of operating income [line items]
Vesting period		3 years	3 years	3 years